UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

              Investment Company Act file number 811-490


                            Oppenheimer Total Return Fund, Inc.
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                                        (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)


Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  December 31

Date of reporting period:  January 1, 2003 - June 30, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  June 30, 2003 / Unaudited

                                                                    Market Value
                                                   Shares             See Note 1
--------------------------------------------------------------------------------
 Common Stocks--93.0%
--------------------------------------------------------------------------------
 Consumer Discretionary--17.3%
--------------------------------------------------------------------------------
 Automobiles--0.6%
 Harley-Davidson, Inc.                            352,800        $    14,062,608
--------------------------------------------------------------------------------
 Hotels, Restaurants & Leisure--1.3%
 McDonald's Corp.                               1,424,400             31,422,264
--------------------------------------------------------------------------------
 Media--10.0%
 EchoStar Communications Corp., Cl. A 1         2,704,300             93,622,866
--------------------------------------------------------------------------------
 Fox Entertainment Group, Inc., A Shares 1      1,424,600             40,999,988
--------------------------------------------------------------------------------
 General Motors Corp., Cl. H 1                  3,845,400             49,259,574
--------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A                     5,630,600             65,089,736
                                                                 ---------------
                                                                     248,972,164

--------------------------------------------------------------------------------
 Multiline Retail--1.0%
 Kohl's Corp. 1                                   487,800             25,063,164
--------------------------------------------------------------------------------
 Specialty Retail--3.9%
 Bed Bath & Beyond, Inc. 1                      1,775,000             68,887,750
--------------------------------------------------------------------------------
 Best Buy Co., Inc. 1                             208,400              9,152,928
--------------------------------------------------------------------------------
 OfficeMax, Inc. 1                              3,023,500             19,803,925
                                                                 ---------------
                                                                      97,844,603

--------------------------------------------------------------------------------
 Textiles, Apparel & Luxury Goods--0.5%
 Nike, Inc., Cl. B                                235,900             12,618,291
--------------------------------------------------------------------------------
 Consumer Staples--4.4%
--------------------------------------------------------------------------------
 Food & Staples Retailing--1.7%
 Costco Wholesale Corp. 1                         750,000             27,450,000
--------------------------------------------------------------------------------
 Walgreen Co.                                     500,000             15,050,000
                                                                 ---------------
                                                                      42,500,000

--------------------------------------------------------------------------------
 Personal Products--0.8%
 Avon Products, Inc.                              305,000             18,971,000
--------------------------------------------------------------------------------
 Tobacco--1.9%
 Altria Group, Inc.                             1,040,200             47,266,688
--------------------------------------------------------------------------------
 Energy--4.3%
--------------------------------------------------------------------------------
 Energy Equipment & Services--1.2%
 Halliburton Co.                                  585,600             13,468,800
--------------------------------------------------------------------------------
 Schlumberger Ltd.                                297,000             14,128,290
--------------------------------------------------------------------------------
 Talisman Energy, Inc.                             71,100              3,259,935
                                                                 ---------------
                                                                      30,857,025

--------------------------------------------------------------------------------
 Oil & Gas--3.1%
 BP plc, ADR                                    1,607,400             67,542,948
--------------------------------------------------------------------------------
 Pioneer Natural Resources Co. 1                  250,000              6,525,000
--------------------------------------------------------------------------------
 Westport Resources Corp. 1                       136,000              3,094,000
                                                                 ---------------
                                                                      77,161,948




7 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                    Market Value
                                                   Shares             See Note 1
--------------------------------------------------------------------------------
 Financials--18.2%
--------------------------------------------------------------------------------
 Capital Markets--1.2%
 Bank of New York Co., Inc. (The)               1,034,800        $    29,750,500
--------------------------------------------------------------------------------
 Commercial Banks--3.4%
 Wachovia Corp.                                   996,000             39,800,160
--------------------------------------------------------------------------------
 Wells Fargo Co.                                  900,000             45,360,000
                                                                 ---------------
                                                                      85,160,160

--------------------------------------------------------------------------------
 Diversified Financial Services--8.0%
 Citigroup, Inc.                                1,457,566             62,383,825
--------------------------------------------------------------------------------
 Franklin Resources, Inc.                       1,199,600             46,868,372
--------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                        282,700             13,196,436
--------------------------------------------------------------------------------
 Morgan Stanley                                   262,000             11,200,500
--------------------------------------------------------------------------------
 SLM Corp.                                      1,665,000             65,218,050
                                                                 ---------------
                                                                     198,867,183

--------------------------------------------------------------------------------
 Insurance--4.7%
 AMBAC Financial Group, Inc.                      133,600              8,851,000
--------------------------------------------------------------------------------
 American International Group, Inc.               191,200             10,550,416
--------------------------------------------------------------------------------
 Chubb Corp.                                      441,800             26,508,000
--------------------------------------------------------------------------------
 MBIA, Inc.                                       203,000              9,896,250
--------------------------------------------------------------------------------
 Prudential Financial, Inc.                     1,283,200             43,179,680
--------------------------------------------------------------------------------
 Travelers Property Casualty Corp., Cl. B       1,144,732             18,052,423
                                                                 ---------------
                                                                     117,037,769

--------------------------------------------------------------------------------
 Thrifts & Mortgage Finance--0.9%
 Fannie Mae                                       332,500             22,423,800
--------------------------------------------------------------------------------
 Health Care--16.4%
--------------------------------------------------------------------------------
 Biotechnology--6.1%
 Amgen, Inc. 1                                    948,500             63,018,340
--------------------------------------------------------------------------------
 Genentech, Inc. 1                                675,000             48,681,000
--------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1                          726,400             40,373,312
                                                                 ---------------
                                                                     152,072,652

--------------------------------------------------------------------------------
 Health Care Equipment & Supplies--4.5%
 Medtronic, Inc.                                  672,000             32,235,840
--------------------------------------------------------------------------------
 Stryker Corp. 1                                  543,500             37,702,595
--------------------------------------------------------------------------------
 Varian Medical Systems, Inc. 1                   720,300             41,467,671
                                                                 ---------------
                                                                     111,406,106

--------------------------------------------------------------------------------
 Health Care Providers & Services--2.1%
 Aetna, Inc.                                      801,800             48,268,360
--------------------------------------------------------------------------------
 Service Corp. International 1                  1,340,000              5,185,800
                                                                 ---------------
                                                                      53,454,160


8 | OPPENHEIMER EQUITY FUND, INC.

                                                                    Market Value
                                                           Shares     See Note 1
--------------------------------------------------------------------------------
 Pharmaceuticals--3.7%
 Eli Lilly & Co.                                  445,000        $    30,691,650
--------------------------------------------------------------------------------
 Pfizer, Inc.                                   1,436,000             49,039,400
--------------------------------------------------------------------------------
 Teva Pharmaceutical Industries
 Ltd., Sponsored ADR                              210,000             11,955,300
                                                                 ---------------
                                                                      91,686,350

--------------------------------------------------------------------------------
 Industrials--10.9%
--------------------------------------------------------------------------------
 Aerospace & Defense--5.3%
 Boeing Co.                                     1,265,200             43,421,664
--------------------------------------------------------------------------------
 Lockheed Martin Corp.                            724,800             34,478,736
--------------------------------------------------------------------------------
 Northrop Grumman Corp.                           205,800             17,758,482
--------------------------------------------------------------------------------
 Raytheon Co.                                   1,076,600             35,355,544
                                                                 ---------------
                                                                     131,014,426

--------------------------------------------------------------------------------
 Commercial Services & Supplies--3.3%
 Cendant Corp. 1                                3,625,800             66,424,656
--------------------------------------------------------------------------------
 Republic Services, Inc. 1                        656,000             14,871,520
                                                                 ---------------
                                                                      81,296,176

--------------------------------------------------------------------------------
 Industrial Conglomerates--1.2%
 General Electric Co.                             796,000             22,829,280
--------------------------------------------------------------------------------
 Tyco International Ltd.                          390,900              7,419,282
                                                                 ---------------
                                                                      30,248,562

--------------------------------------------------------------------------------
 Road & Rail--1.1%
 CNF Transportation, Inc.                       1,121,600             28,466,208
--------------------------------------------------------------------------------
 Information Technology--15.2%
--------------------------------------------------------------------------------
 Communications Equipment--2.1%
 Nokia Corp., Sponsored ADR, A Shares             750,000             12,322,500
--------------------------------------------------------------------------------
 QUALCOMM, Inc.                                   751,500             26,866,125
--------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                         498,000             11,872,320
                                                                 ---------------
                                                                      51,060,945

--------------------------------------------------------------------------------
 Computers & Peripherals--3.8%
 Dell Computer Corp. 1                          1,743,000             55,706,280
--------------------------------------------------------------------------------
 Hewlett-Packard Co.                            1,042,400             22,203,120
--------------------------------------------------------------------------------
 International Business Machines Corp.            210,000             17,325,000
                                                                 ---------------
                                                                      95,234,400

--------------------------------------------------------------------------------
 Electronic Equipment & Instruments--2.0%
 Flextronics International Ltd. 1               3,294,900             34,234,011
--------------------------------------------------------------------------------
 Thermo Electron Corp. 1                          667,700             14,035,054
                                                                 ---------------
                                                                      48,269,065

--------------------------------------------------------------------------------
 Internet Software & Services--2.4%
 InterActiveCorp 1                              1,505,000             59,552,850




9 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                                                    Market Value
                                                   Shares             See Note 1
--------------------------------------------------------------------------------
 Semiconductor & Semiconductor Equipment--0.2%
 Texas Instruments, Inc.                          300,000        $     5,280,000
--------------------------------------------------------------------------------
 Software--4.7%
 Microsoft Corp.                                2,250,000             57,622,500
--------------------------------------------------------------------------------
 Oracle Corp. 1                                 2,250,000             27,045,000
--------------------------------------------------------------------------------
 Symantec Corp. 1                                 750,600             32,921,316
                                                                 ---------------
                                                                     117,588,816

--------------------------------------------------------------------------------
 Materials--2.6%
--------------------------------------------------------------------------------
 Chemicals--0.7%
 FMC Corp. 1                                      424,600              9,608,698
--------------------------------------------------------------------------------
 International Flavors & Fragrances, Inc.         194,000              6,194,420
--------------------------------------------------------------------------------
 Monsanto Co.                                      90,004              1,947,687
                                                                 ---------------
                                                                      17,750,805

--------------------------------------------------------------------------------
 Metals & Mining--0.4%
 Alcoa, Inc.                                      389,000              9,919,500
--------------------------------------------------------------------------------
 Paper & Forest Products--1.5%
 Sappi Ltd., Sponsored ADR                      2,928,200             36,163,270
--------------------------------------------------------------------------------
 Telecommunication Services--0.5%
--------------------------------------------------------------------------------
 Wireless Telecommunication Services--0.5%
 Vodafone Group plc, Sponsored ADR                658,800             12,945,420
--------------------------------------------------------------------------------
 Utilities--3.2%
--------------------------------------------------------------------------------
 Electric Utilities--2.7%
 AES Corp. (The) 1                              1,939,400             12,315,190
--------------------------------------------------------------------------------
 Allegheny Energy, Inc.                           455,400              3,848,130
--------------------------------------------------------------------------------
 Dominion Resources, Inc.                         199,700             12,834,719
--------------------------------------------------------------------------------
 Edison International 1                           400,000              6,572,000
--------------------------------------------------------------------------------
 Exelon Corp.                                     262,500             15,700,125
--------------------------------------------------------------------------------
 Pepco Holdings, Inc.                             352,000              6,744,320
--------------------------------------------------------------------------------
 PG&E Corp. 1                                     400,000              8,460,000
                                                                 ---------------
                                                                      66,474,484

--------------------------------------------------------------------------------
 Multi-Utilities & Unregulated Power--0.5%
 Equitable Resources, Inc.                        317,800             12,947,172
                                                                 ---------------

 Total Common Stocks
 (Cost $1,966,206,166)                                             2,312,810,534

--------------------------------------------------------------------------------
 Other Securities--1.8%

 Nasdaq-100 Unit Investment Trust 1
 (Cost $37,614,006)                             1,535,900             46,000,205




10 | OPPENHEIMER EQUITY FUND, INC.

                                                                  Market Value
                                                       Units        See Note 1
------------------------------------------------------------------------------
 Rights, Warrants and Certificates--0.0%

 Per-Se Technologies, Inc. Wts.,
 Exp. 2/23/10 1,2 (Cost $0)                            2,204    $           --

                                                   Principal
                                                      Amount
------------------------------------------------------------------------------
 Convertible Corporate Bonds and Notes--0.2%

 Watson Pharmaceuticals, Inc.,
 1.75% Cv. Sr. Unsec. Debs.,
 3/15/23 3 (Cost $3,704,000)                    $  3,704,000         4,495,730

------------------------------------------------------------------------------
 Short-Term Notes--3.1%

 General Dynamics Corp.,
 1.30%, 7/1/03                                    40,000,000        40,000,000
------------------------------------------------------------------------------
 Greyhawk Funding LLC, 1.13%, 7/16/03             11,000,000        10,994,821
------------------------------------------------------------------------------
 Preferred Receivables
 Funding Corp., 1.22%, 7/9/03                     25,000,000        24,993,222
                                                                --------------
 Total Short-Term Notes (Cost $75,988,043)                          75,988,043

------------------------------------------------------------------------------
 Joint Repurchase Agreements--3.2%

 Undivided interest of 30.23% in
 joint repurchase agreement
 (Principal Amount/Market Value
 $259,526,000, with a maturity value
 of $259,533,642) with Banc One
 Capital Markets, Inc., 1.06%, dated
 6/30/03, to be repurchased at
 $78,462,310 on 7/1/03,
 collateralized by U.S. Treasury
 Nts., 4.75%--5.875%, 2/15/04, with
 a value of $117,973,141 and U.S.
 Treasury Bonds, 1.75%--3.375%,
 4/30/04--12/31/04, with a value of
 $146,937,726 (Cost $78,460,000)                  78,460,000        78,460,000

------------------------------------------------------------------------------
 Total Investments, at Value
 (Cost $2,161,972,215)                                 101.3%    2,517,754,512
------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                  (1.3)      (32,243,336)
                                                  ----------------------------
 Net Assets                                            100.0%   $2,485,511,176
                                                  ============================



Footnotes to Statement of Investments

1. Non-income producing security.
2. Identifies issues considered to be illiquid--See Note 6 of Notes to Financial Statements.
3. Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines established by the Board of Directors. These securities amount to $4,495,730 or 0.18% of the Fund's net assets as of June 30, 2003.

 See accompanying Notes to Financial Statements.




11 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 June 30, 2003


-------------------------------------------------------------------------------
 Assets

 Investments, at value (cost $2,161,972,215)--
 see accompanying statement                                   $  2,517,754,512
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                    6,575,747
 Shares of capital stock sold                                        1,423,867
 Interest and dividends                                              1,043,061
 Other                                                                  30,786
                                                              -----------------
 Total assets                                                    2,526,827,973

-------------------------------------------------------------------------------
 Liabilities

 Bank overdraft                                                         52,875
-------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                              36,743,362
 Shares of capital stock redeemed                                    2,554,932
 Distribution and service plan fees                                  1,279,546
 Transfer and shareholder servicing agent fees                         388,996
 Directors' compensation                                                 5,175
 Other                                                                 291,911
                                                              -----------------
 Total liabilities                                                  41,316,797

-------------------------------------------------------------------------------
 Net Assets                                                     $2,485,511,176
                                                              =================

-------------------------------------------------------------------------------
 Composition of Net Assets

 Par value of shares of capital stock                         $     26,484,885
-------------------------------------------------------------------------------
 Additional paid-in capital                                      2,301,227,573
-------------------------------------------------------------------------------
 Overdistributed net investment income                                (304,268)
-------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions         (197,679,311)
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                        355,782,297
                                                              -----------------
 Net Assets                                                     $2,485,511,176
                                                              =================




12 | OPPENHEIMER EQUITY FUND, INC.

---------------------------------------------------------------------------------------------
 Net Asset Value Per Share
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $2,043,539,539 and 217,056,158 shares of capital stock outstanding)                    $9.41
 Maximum offering price per share (net asset value plus sales charge of
 5.75% of offering price)                                                               $9.98
---------------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $318,886,246
 and 34,568,469 shares of capital stock outstanding)                                    $9.22
---------------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $66,898,876
 and 7,249,430 shares of capital stock outstanding)                                     $9.23
---------------------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $8,219,516
 and 879,052 shares of capital stock outstanding)                                       $9.35
---------------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net
 assets of $47,966,999 and 5,095,740 shares of capital stock outstanding)               $9.41



 See accompanying Notes to Financial Statements.


13 | OPPENHEIMER EQUITY FUND, INC.

 STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended June 30, 2003


---------------------------------------------------------------------------
 Investment Income

 Dividends (net of foreign withholding taxes of $152,027)    $ 10,488,668
---------------------------------------------------------------------------
 Interest                                                       1,628,153
                                                             --------------
 Total investment income                                       12,116,821

---------------------------------------------------------------------------
 Expenses

 Management fees                                                6,183,789
---------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                        1,914,681
 Class B                                                        1,540,547
 Class C                                                          308,849
 Class N                                                           17,053
---------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                        1,679,994
 Class B                                                          474,219
 Class C                                                          100,157
 Class N                                                            8,994
 Class Y                                                           72,980
---------------------------------------------------------------------------
 Directors' compensation                                           28,827
---------------------------------------------------------------------------
 Custodian fees and expenses                                          852
---------------------------------------------------------------------------
 Other                                                             99,147
                                                             --------------
 Total expenses                                                12,430,089
 Less reduction to custodian expenses                                (852)
 Less voluntary waiver of transfer and shareholder
  servicing agent fees--Class A                                    (6,839)
 Less voluntary waiver of transfer and shareholder
  servicing agent fees--Class Y                                    (1,309)
                                                             --------------
 Net expenses                                                  12,421,089

---------------------------------------------------------------------------
 Net Investment Loss                                             (304,268)


---------------------------------------------------------------------------
 Realized and Unrealized Gain

 Net realized gain on:
 Investments (including premiums on options exercised)          2,522,963
 Closing and expiration of option contracts written                 1,586
                                                             --------------
 Net realized gain                                              2,524,549
---------------------------------------------------------------------------
 Net change in unrealized appreciation on investments         230,438,015

---------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations        $232,658,296
                                                             ==============




 See accompanying Notes to Financial Statements.


14 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       Six Months                  Year
                                                                                            Ended                 Ended
                                                                                    June 30, 2003          December 31,
                                                                                       (Unaudited)                 2002
-----------------------------------------------------------------------------------------------------------------------
 Operations

 Net investment income (loss)                                                      $     (304,268)         $  3,888,345
-----------------------------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                                               2,524,549          (166,910,183)
-----------------------------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation (depreciation)                                 230,438,015          (418,167,557)
                                                                                   ------------------------------------
 Net increase (decrease) in net assets resulting from operations                      232,658,296          (581,189,395)

-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                                                       --            (4,416,495)
 Class B                                                                                       --                    --
 Class C                                                                                       --                    --
 Class N                                                                                       --                    --
 Class Y                                                                                       --              (150,710)

-----------------------------------------------------------------------------------------------------------------------
 Capital Stock Transactions

 Net increase (decrease) in net assets resulting from
 capital stock transactions:
 Class A                                                                              (82,912,690)         (266,363,910)
 Class B                                                                              (43,851,806)         (142,820,787)
 Class C                                                                               (1,562,785)          (11,675,631)
 Class N                                                                                3,137,106             3,583,776
 Class Y                                                                                  445,731             3,271,274

-----------------------------------------------------------------------------------------------------------------------
 Net Assets

 Total increase (decrease)                                                            107,913,852          (999,761,878)
-----------------------------------------------------------------------------------------------------------------------
 Beginning of period                                                                2,377,597,324         3,377,359,202
                                                                                   ------------------------------------
 End of period [including overdistributed net investment income
 of $304,268 for the six months ended June 30, 2003]                               $2,485,511,176        $2,377,597,324
                                                                                   ====================================



 See accompanying Notes to Financial Statements.


15 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS

                                               Six Months                                                                    Year
                                                    Ended                                                                   Ended
                                            June 30, 2003                                                                 Dec. 31,
Class A                                        (Unaudited)         2002            2001          2000           1999         1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period               $8.53       $ 10.40          $11.78        $13.25         $12.23       $11.00
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .01           .03             .08           .15            .14          .16
 Net realized and unrealized gain (loss)              .87         (1.88)          (1.31)         (.84)          2.01         2.09
                                                   ------------------------------------------------------------------------------
 Total from investment operations                     .88         (1.85)          (1.23)         (.69)          2.15         2.25
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --          (.02)           (.11)         (.15)          (.12)        (.15)
 Distributions from net realized gain                  --            --            (.04)         (.63)         (1.01)        (.87)
                                                   ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       --          (.02)           (.15)         (.78)         (1.13)       (1.02)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $9.41       $  8.53          $10.40        $11.78         $13.25       $12.23
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                 10.32%       (17.80)%        (10.43)%       (5.62)%        18.34%       21.16%


---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)      $2,043,540    $1,933,397      $2,665,614    $3,161,399     $3,157,204   $2,594,324
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)             $1,920,771    $2,255,746      $2,847,999    $3,382,139     $2,756,760   $2,387,815
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                               0.12%         0.29%           0.66%         1.17%          1.12%        1.31%
 Expenses, gross                                     0.92%         0.96%           0.90%         0.87%          0.87%        0.86% 3
 Expenses, net                                       0.92% 4,5     0.96% 4         0.90% 4       0.87% 4        0.87% 4      0.86%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               54%           95%            116%           61%            34%          38%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.

See accompanying Notes to Financial Statements.


16 | OPPENHEIMER EQUITY FUND, INC.

                                               Six Months                                                                   Year
                                                    Ended                                                                  Ended
                                            June 30, 2003                                                               Dec. 31,
Class B                                        (Unaudited)         2002         2001           2000          1999           1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period               $8.39       $ 10.30      $ 11.65         $13.10        $12.10         $10.89
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.04)         (.05)        (.01)           .05           .04            .06
 Net realized and unrealized gain (loss)              .87         (1.86)       (1.29)          (.84)         1.98           2.08
                                                   ------------------------------------------------------------------------------
 Total from investment operations                     .83         (1.91)       (1.30)          (.79)         2.02           2.14
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --            --         (.01)          (.03)         (.01)          (.06)
 Distributions from net realized gain                  --            --         (.04)          (.63)        (1.01)          (.87)
                                                   ------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       --            --         (.05)          (.66)        (1.02)          (.93)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $9.22       $  8.39      $ 10.30         $11.65        $13.10         $12.10
                                                   ==============================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                  9.89%       (18.54)%     (11.15)%        (6.36)%       17.37%         20.25%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)        $318,886      $334,345     $570,715       $800,063    $1,152,235     $1,201,741
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)               $310,576      $430,844     $658,336       $964,967    $1,196,118     $1,080,395
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                       (0.81)%       (0.55)%      (0.13)%         0.37%         0.32%          0.50%
 Expenses, gross                                     1.85%         1.80%        1.69%          1.66%         1.67%          1.67% 3
 Expenses, net                                       1.85% 4       1.80% 4      1.69% 4        1.66% 4       1.67% 4        1.67%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               54%           95%         116%            61%           34%            38%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
See accompanying Notes to Financial Statements.


17 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued


                                               Six Months                                                                    Year
                                                    Ended                                                                   Ended
                                            June 30, 2003                                                                Dec. 31,
Class C                                        (Unaudited)         2002            2001            2000        1999          1998
-----------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period               $8.40       $ 10.30         $ 11.67          $13.13       $12.13       $10.92
-----------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.04)         (.06)           (.01)            .04          .04          .06
 Net realized and unrealized gain (loss)              .87         (1.84)          (1.30)           (.82)        1.98         2.08
                                                   --------------------------------------------------------------------------------
 Total from investment operations                     .83         (1.90)          (1.31)           (.78)        2.02         2.14
-----------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --            --            (.02)           (.05)        (.02)        (.06)
 Distributions from net realized gain                  --            --            (.04)           (.63)       (1.00)        (.87)
                                                   --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                       --            --            (.06)           (.68)       (1.02)        (.93)
-----------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                     $9.23       $  8.40         $ 10.30          $11.67       $13.13       $12.13
                                                   ================================================================================

-----------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1                  9.88%       (18.45)%        (11.24)%         (6.33)%      17.37%       20.20%


-----------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)         $66,899        $62,561         $90,440        $108,522     $75,886      $58,082
-----------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                $62,306        $74,785         $98,104        $ 97,172     $66,185      $46,558
-----------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                       (0.82)%       (0.56)%         (0.13)%          0.37%        0.31%        0.50%
 Expenses, gross                                     1.86%         1.81%           1.69%           1.67%        1.68%        1.67% 3
 Expenses, net                                       1.86% 4       1.81% 4         1.69% 4         1.67% 4      1.68% 4      1.67%
-----------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               54%           95%            116%             61%          34%          38%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


18 | OPPENHEIMER EQUITY FUND, INC.

                                                Six Months                               Year
                                                     Ended                              Ended
                                             June 30, 2003                           Dec. 31,
Class N                                         (Unaudited)             2002           2001 1
------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period                $8.48            $10.36           $11.38
------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                  --               .07              .02
 Net realized and unrealized gain (loss)               .87             (1.95)            (.88)
                                                    --------------------------------------------
 Total from investment operations                      .87             (1.88)            (.86)
------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                   --                --             (.12)
 Distributions from net realized gain                   --                --             (.04)
                                                    --------------------------------------------
 Total dividends and/or distributions
 to shareholders                                        --                --             (.16)
------------------------------------------------------------------------------------------------
 Net asset value, end of period                      $9.35            $ 8.48           $10.36
                                                    ============================================

------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                  10.26%           (18.15)%          (7.54)%

------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)           $8,220            $4,278           $1,368
------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                  $6,899            $3,519           $  593
------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                        (0.30)%           (0.10)%           0.20%
 Expenses, gross                                      1.30%             1.30%            1.23%
 Expenses, net                                        1.30% 4           1.30% 4          1.23% 4
------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                54%               95%             116%



1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.

See accompanying Notes to Financial Statements.


19 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  Continued

                                             Six Months                                                                     Year
                                                  Ended                                                                    Ended
                                          June 30, 2003                                                                 Dec. 31,
Class Y                                     (Unaudited)             2002          2001          2000            1999        1998
---------------------------------------------------------------------------------------------------------------------------------
 Per Share Operating Data
 Net asset value, beginning of period             $8.52           $10.40        $11.78        $13.26          $12.24      $11.00
---------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                              .01              .03           .09           .17             .17         .17
 Net realized and unrealized gain (loss)            .88            (1.88)        (1.31)         (.84)           2.00        2.10
                                                 --------------------------------------------------------------------------------
 Total from investment operations                   .89            (1.85)        (1.22)         (.67)           2.17        2.27
---------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --             (.03)         (.12)         (.18)           (.14)       (.16)
 Distributions from net realized gain                --               --          (.04)         (.63)          (1.01)       (.87)
                                                 --------------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                     --             (.03)         (.16)         (.81)          (1.15)      (1.03)
---------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                   $9.41           $ 8.52        $10.40        $11.78          $13.26      $12.24
                                                 ================================================================================

---------------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 1               10.45%          (17.79)%      (10.29)%       (5.54)%         18.53%      21.33%

---------------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)       $47,967          $43,016       $49,223       $55,685         $52,442     $38,874
---------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)              $44,061          $45,669       $50,147       $57,358         $47,152     $33,687
---------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                             0.17%            0.36%         0.80%         1.29%           1.32%       1.39%
 Expenses, gross                                   0.87%            0.97%         0.80%         0.75%           0.67%       0.80% 3
 Expenses, net                                     0.87% 4,5        0.88% 4,6     0.76% 4,6     0.75% 4         0.67% 4     0.80%
---------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                             54%              95%          116%           61%             34%         38%



1. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
4. Reduction to custodian expenses less than 0.01%.
5. Voluntary waiver of transfer agent fees less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.


20 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited



--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer Equity Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.





21 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
    As of June 30, 2003, the Fund had available for federal income tax purposes an estimated unused capital loss carryforward of $190,407,239. This estimated capital loss carryforward represents carryforward as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended June 30, 2003, the Fund used $2,524,549 of carryforward to offset capital gains realized. During the year ended December 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of December 31, 2002, the Fund had available for federal income tax purposes unused capital loss carryforwards as follows:

                 Expiring
                 -----------------------------------------
                 2009                         $ 28,070,048
                 2010                          121,979,230
                                              ------------
                 Total                        $150,049,278
                                              ============


--------------------------------------------------------------------------------
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Capital gain distributions, if any, are declared and paid annually.



22 | OPPENHEIMER EQUITY FUND, INC.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes primarily because of the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund.

 The tax character of distributions paid during the six months ended June 30, 2003 and the year ended December 31, 2002 was as follows:
                                    Six Months Ended          Year Ended
                                       June 30, 2003   December 31, 2002
         ---------------------------------------------------------------
         Distributions paid from:
         Ordinary income                         $--       $4,567,205

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
--------------------------------------------------------------------------------
 Expense Offset Arrangement. The reduction of custodian fees represents earnings on cash balances maintained by the Fund.
--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.
--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. Shares of Capital Stock
 The Fund has authorized 860 million shares of $0.10 par value capital stock of each class. Transactions in shares of capital stock were as follows:


                                       Six Months Ended June 30, 2003                            Year Ended December 31, 2002
                                    Shares                     Amount                      Shares                      Amount
-----------------------------------------------------------------------------------------------------------------------------
 Class A
 Sold                           11,454,448              $  98,940,796                  22,175,353               $ 207,161,497
 Dividends and/or
 distributions reinvested               --                         --                     444,406                   3,849,088
 Redeemed                      (21,179,608)              (181,853,486)                (52,218,777)               (477,374,495)
                               ----------------------------------------------------------------------------------------------
 Net decrease                   (9,725,160)             $ (82,912,690)                (29,599,018)              $(266,363,910)
                               ==============================================================================================


23 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



-----------------------------------------------------------------------------------------------------------------------------
 2. Shares of Capital Stock Continued
                                       Six Months Ended June 30, 2003                            Year Ended December 31, 2002
                                    Shares                     Amount                      Shares                      Amount
-----------------------------------------------------------------------------------------------------------------------------
 Class B
 Sold                            2,699,902               $ 23,012,753                   5,343,932               $  48,517,132
 Dividends and/or
 distributions reinvested                                       ----                        --                          --
 Redeemed                      (7,972,699)                (66,864,559)                (20,918,007)               (191,337,919)
                               ----------------------------------------------------------------------------------------------
 Net decrease                  (5,272,797)               $(43,851,806)                (15,574,075)              $(142,820,787)
                               ==============================================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Class C
 Sold                              863,239               $  7,405,711                   1,449,622               $  13,177,118
 Dividends and/or
 distributions reinvested               --                         --                          --                          --
 Redeemed                       (1,065,447)                (8,968,496)                 (2,775,302)                (24,852,749)
                               ----------------------------------------------------------------------------------------------
 Net decrease                     (202,208)              $ (1,562,785)                 (1,325,680)              $ (11,675,631)
                               ==============================================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Class N
 Sold                              490,494               $  4,121,283                     470,552               $   4,446,707
 Dividends and/or
 distributions reinvested               --                         --                          --                          --
 Redeemed                         (115,653)                  (984,177)                    (98,380)                   (862,931)
                               ----------------------------------------------------------------------------------------------
 Net increase                      374,841               $  3,137,106                     372,172               $   3,583,776
                               ==============================================================================================

-----------------------------------------------------------------------------------------------------------------------------
 Class Y
 Sold                              898,694               $  7,814,011                   2,039,450               $  19,215,691
 Dividends and/or
 distributions reinvested               --                         --                      17,423                     150,709
 Redeemed                         (850,680)                (7,368,280)                 (1,743,210)                (16,095,126)
                               ----------------------------------------------------------------------------------------------
 Net increase                       48,014               $    445,731                     313,663               $   3,271,274
                               ==============================================================================================


--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended June 30, 2003, were $1,205,312,652 and $1,305,224,459, respectively.


--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a $19.75 per account fee.

24 | OPPENHEIMER EQUITY FUND, INC.

    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                        Aggregate            Class A       Concessions       Concessions         Concessions          Concessions
                        Front-End          Front-End        on Class A        on Class B          on Class C           on Class N
                    Sales Charges      Sales Charges            Shares            Shares              Shares               Shares
 Six Months            on Class A        Retained by       Advanced by       Advanced by         Advanced by          Advanced by
 Ended                     Shares        Distributor     Distributor 1     Distributor 1       Distributor 1        Distributor 1
---------------------------------------------------------------------------------------------------------------------------------
 June 30, 2003           $666,906           $208,904           $30,430          $492,796             $41,161              $37,196

 1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                                    Class A                 Class B                 Class C                 Class N
                                 Contingent              Contingent              Contingent              Contingent
                                   Deferred                Deferred                Deferred                Deferred
                              Sales Charges           Sales Charges           Sales Charges           Sales Charges
 Six Months                     Retained by             Retained by             Retained by             Retained by
 Ended                          Distributor             Distributor             Distributor             Distributor
-------------------------------------------------------------------------------------------------------------------
 June 30, 2003                       $2,752                $400,484                  $3,697                  $5,972


--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A Shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the six months ended June 30, 2003, expense under the Class A Plan totaled $1,914,681, all of which were paid by the Distributor to recipients, which included $1,396 retained by the Distributor and $67,544 which was paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and the Fund pays the Distributor an annual asset-based sales charge of 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.


25 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued

 Distribution fees paid to the Distributor for the six months ended June 30, 2003, were as follows:

                                                                                                                  Distributor's
                                                                                      Distributor's                   Aggregate
                                                                                          Aggregate                Unreimbursed
                                                                                       Unreimbursed               Expenses as %
                         Total Payments                 Amount Retained                    Expenses               of Net Assets
                             Under Plan                  by Distributor                  Under Plan                    of Class
------------------------------------------------------------------------------------------------------------------------------------
 Class B Plan               $1,540,547                        $974,388                   $  437,007                      0.14%
 Class C Plan                  308,849                          31,325                    1,671,309                      2.50
 Class N Plan                   17,053                           9,483                      187,277                      2.28


--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.




26 | OPPENHEIMER EQUITY FUND, INC.

 Written option activity for the six months ended June 30, 2003 was as follows:

                                                                 Call Options
                                               --------------------------------
                                                Number of            Amount of
                                                Contracts             Premiums
-------------------------------------------------------------------------------
 Options outstanding as of
 December 31, 2002                                  8,937            $ 429,832
 Options closed or expired                            (33)              (1,586)
 Options exercised                                 (8,904)            (428,246)
                                               --------------------------------
 Options outstanding as of June 30, 2003               --            $      --
                                               ================================


--------------------------------------------------------------------------------
 6. Illiquid Securities
 As of June 30, 2003, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of June 30, 2003 was zero.


--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at June 30, 2003.



27 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued



--------------------------------------------------------------------------------
 8. Subsequent Event
 Effective August 29, 2003, the Fund will change its name to Oppenheimer Equity Fund, Inc.


--------------------------------------------------------------------------------
 Portfolio Proxy Voting Policies and Procedures
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii)on the SEC's website at www.sec.gov.


28 | OPPENHEIMER EQUITY FUND, INC.

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of June 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)